Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
During the last fiscal year, the Compensation Committee did not take material nonpublic information into account when determining the timing or terms of equity awards, except that Farmer Mac does not grant equity awards during periods in which there is material nonpublic information about Farmer Mac, including during blackout periods or at any time during the period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Farmer Mac has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	During the last fiscal year, the Compensation Committee did not take material nonpublic information into account when determining the timing or terms of equity awards,
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
During the last fiscal year, the Compensation Committee did not take material nonpublic information into account when determining the timing or terms of equity awards, except that Farmer Mac does not grant equity awards during periods in which there is material nonpublic information about Farmer Mac, including during blackout periods or at any time during the period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information. Farmer Mac has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false